Financial Risk and Insurance Management - Summary of Financial Liabilities Classified Per Maturity Based on Contractual Period (Detail) - PEN (S/) S/ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable		S/ 918,446	S/ 931,265
Loans and borrowings		2,976,234	2,965,541
Lease liabilities		128,541	147,888	S/ 147,184	S/ 158,045
Derivative financial instruments		71,935	42,370
Liquidity risk [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable		920,514	934,006
Other accounts payable	[1]	186,925	174,601
Loans and borrowings	[2]	4,850,078	5,048,548
Lease liabilities		171,563	198,425
Derivative financial instruments		83,243	51,226
Financial liabilities		6,212,323	6,406,806
Liquidity risk [member] | Carrying amount [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable		920,514	934,006
Other accounts payable	[1]	152,615	148,155
Loans and borrowings	[2]	3,573,771	3,619,774
Lease liabilities		128,541	147,888
Derivative financial instruments		71,935	42,370
Financial liabilities		4,847,376	4,892,193
Liquidity risk [member] | Not later than one year [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable		918,446	931,265
Other accounts payable	[1]	102,357	83,955
Loans and borrowings	[2]	972,457	1,041,977
Lease liabilities		41,576	43,275
Derivative financial instruments		30,871	15,895
Financial liabilities		2,065,707	2,116,367
Liquidity risk [member] | Later than one year and not later than two years [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable		2,068	2,741
Other accounts payable	[1]	26,385	36,820
Loans and borrowings	[2]	666,794	650,674
Lease liabilities		32,341	38,391
Derivative financial instruments		27,655	15,932
Financial liabilities		755,243	744,558
Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable		0	0
Other accounts payable	[1]	58,183	53,826
Loans and borrowings	[2]	3,143,308	3,288,042
Lease liabilities		55,402	68,084
Derivative financial instruments		24,717	19,399
Financial liabilities		3,281,610	3,429,351
Liquidity risk [member] | Later than five years [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable		0	0
Other accounts payable	[1]	0	0
Loans and borrowings	[2]	67,519	67,855
Lease liabilities		42,244	48,675
Derivative financial instruments		0	0
Financial liabilities		S/ 109,763	S/ 116,530

[1]	They do not include taxes payable, remunerations and other benefits payables.
[2]	They include contractual interest.